Income Taxes - Reconciliation of tax (Details) - USD ($)	6 Months Ended		12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Oct. 31, 2024	Oct. 31, 2023
Income Taxes
Income (loss) before income tax	$ (193,557)	$ 522,822	$ 713,581	$ (4,290,243)
Income tax expense at statutory tax rate			178,395
Non-deductible expenses			341,232	813,791
Change in valuation allowance			(69,429)	129,658
Income tax expense	$ 54,793	$ 103,935	96,549	$ (135,761)
Hong Kong
Income Taxes
Income (loss) before income tax			0
Income tax expense			$ 0
PRC
Income Taxes
Statutory tax rate in the PRC			25.00%	25.00%